Fair Value Measurements (Details Narrative) - shares	May 28, 2025	May 27, 2025
Over-Allotment Option [Member] | PELICAN ACQUISITION CORPORATION
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,125,000	1,125,000